Organization and Nature of Operations	12 Months Ended
Jun. 30, 2025
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 — ORGANIZATION AND NATURE OF OPERATIONS

Xinxu Copper Industry Technology Limited (“Xinxu Group”)

Xinxu Group was incorporated on September 11, 2017 under the laws of Cayman Islands. Under its amended and restated memorandum of association, Xinxu Group is authorized to issue 780,000,000 ordinary shares of a single class, par value HK$0.0005 (US$0.00006375), per ordinary share. There are currently 20,000,000 issued and outstanding ordinary shares, of which 78.5% was held by Sino Copper Investments Limited, 4.2% was held by Crestwell Development Limited, 2% was held by Fortune Daily Developments Limited and 15.3% was held by 4 individuals. Xinxu Group is a holding company and is currently not actively engaging in any business. Xinxu Group’s registered office in the Cayman Islands is Harneys Fiduciary (Cayman) Limited 4th Floor, Harbour Place 103 South Church Street Grand Cayman PO Box 10240. KY1-1002, Cayman Islands.

Set forth below is the information with respect to Xinxu Group and its subsidiaries:

Entity Name	Registered Location	Date of Incorporation	Ownership as of June 30, 2022
Xinxu Copper Industry Technology Limited (“Xinxu Group”)	Cayman Islands	September 11, 2017	Holding company
Supreme Highness Limited (“HK Xinxu”)	Hong Kong	September 15, 2017	100% owned by Xinxu Group
Anhui Heri Information Technology Co., Ltd. (“Anhui Heri”)	People’s Republic of China (“China” or “PRC”)	November 10, 2021	100% owned by HK Xinxu
Anhui Xinxu New Material Co., Ltd. (“Anhui Xinxu”)	PRC	January 5, 2012	100% owned by Anhui Heri

Supreme Highness Limited (“HK Xinxu”)

HK Xinxu was incorporated on September 15, 2017 under the laws of Hong Kong and is a wholly owned subsidiary of Xinxu Group. The paid in capital of HK Xinxu was zero as of June 30, 2025. HK Xinxu did not have any operations as of June 30, 2025.

Anhui Heri Information Technology Co., Ltd (“Anhui Heri”)

Anhui Heri was incorporated on November 10, 2021 in China, and is a wholly owned subsidiary of HK Xinxu. Anhui Heri is a wholly foreign owned enterprise organized under the laws of the PRC. The paid in capital of Anhui Heri was zero as of June 30, 2025. Anhui Heri did not have any operations as of June 30, 2025.

Anhui Xinxu New Material Co., Ltd (“Anhui Xinxu”)

Anhui Xinxu was incorporated on January 5, 2012 under the laws of the People’s Republic of China. Its paid-in capital was RMB 23,240,173 as of June 30, 2025.

Anhui Xinxu is a manufacturer of non-ferrous products and is primarily engaged in the research and development (“R&D”), fabricating and processing, and sales and distribution of processed copper and copper alloy products, including but not limited to, T2 purple copper bars, tin-plated copper bars, copper rods, and electrolytic copper.

Reorganization

In November 2021, Xinxu Group and its subsidiaries (collectively the “Company”) completed a corporate reorganization to roll two controlled entities (now referred to as the subsidiaries) under the control of one corporation. Before the reorganization, 98% of Anhui Xinxu’s equity interest was held by Jinchun Cheng, and the remaining 2%

was held by Xian Cheng. On November 3, 2021, Hecang Limited, an unrelated Hong Kong entity, acquired 5% of the equity interest of Anhui Xinxu from Jinchun Cheng. On November 15, 2021, Anhui Heri acquired 93% equity of Anhui Xinxu from Jinchun Cheng, 5% from Hecang Limited, and 2% from Xian Cheng. As a result, Anhui Xinxu’s equity interest was 100% held by Anhui Heri as of November 15, 2021.

During the years presented in these consolidated financial statements, the control of the entities has never changed (always under the ultimate control of Jinchun Cheng). Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.